As filed with the Securities and Exchange Commission on May 28, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave. P.O. Box 2020
Bloomington, Illinois 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
Bloomington, Illinois 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Country Growth Fund
Schedule of Investments
March 31, 2009
(Unaudited)

	Shares	Value
COMMON STOCKS - 96.72%
Consumer Discretionary - 10.70%
Comcast Corporation	98,300	$1,340,812
Darden Restaurants, Inc.	18,500	633,810
Gentex Corporation	307,000	3,057,720
H&R Block, Inc.	97,100	1,766,249
The Home Depot, Inc.	95,200	2,242,912
Kohl's Corporation (a)	38,500	1,629,320
Limited Brands	245,000	2,131,500
Target Corporation	57,000	1,960,230
		14,762,553
Consumer Staples - 15.10%
Archer-Daniels-Midland Company	94,000	2,611,320
CVS Caremark Corporation	119,600	3,287,804
The Kroger Co.	71,000	1,506,620
McCormick & Company	64,700	1,913,179
Philip Morris International, Inc.	60,000	2,134,800
The Procter & Gamble Company	73,200	3,446,988
Sysco Corporation	74,000	1,687,200
Wal-Mart Stores, Inc.	81,500	4,246,150
		20,834,061
Energy - 12.46%
Apache Corporation	37,500	2,403,375
Chesapeake Energy Corp.	154,300	2,632,358
ChevronTexaco Corp.	35,000	2,353,400
ConocoPhillips	31,000	1,213,960
Exxon Mobil Corporation	74,500	5,073,450
Halliburton Company	110,000	1,701,700
Schlumberger Limited (b)	44,500	1,807,590
		17,185,833
Financials - 8.93%
ACE Limited (b)	57,000	2,302,800
AFLAC INCORPORATED	100,000	1,936,000
American Express Company	60,000	817,800
The Bank of New York Mellon Corporation	60,094	1,697,655
JPMorgan Chase & Co.	100,400	2,668,632
State Street Corp.	65,625	2,019,938
Wells Fargo & Company	61,300	872,912
		12,315,737
Health Care - 14.20%
Abbott Laboratories	40,000	1,908,000
Amgen Inc. (a)	39,300	1,946,136
Covance, Inc. (a)	43,100	1,535,653
Gilead Sciences, Inc. (a)	15,000	694,800
Hologic, Inc. (a)	136,300	1,784,167
Johnson & Johnson	50,000	2,630,000
Medco Health Solutions, Inc. (a)	47,200	1,951,248
Medtronic, Inc.	83,600	2,463,692
Pfizer Inc.	135,000	1,838,700
WellPoint Inc. (a)	74,900	2,843,953
		19,596,349
Industrials - 10.87%
3M Co.	52,600	2,615,272
Caterpillar Inc.	43,000	1,202,280
Emerson Electric Co.	44,000	1,257,520
FedEx Corp.	47,400	2,108,826
General Dynamics Corp.	39,800	1,655,282
General Electric Company	283,000	2,861,130
Iron Mountain, Inc. (a)	149,000	3,303,330
		15,003,640
Information Technology - 16.13%
Cisco Systems, Inc. (a)	112,000	1,878,240
EMC Corporation (a)	180,500	2,057,700
Intel Corporation	194,000	2,919,700
International Business Machines Corporation	24,400	2,364,116
Intuit Inc. (a)	115,900	3,129,300
Microsoft Corporation	142,100	2,610,377
Nokia Corp. - ADR	155,000	1,808,850
Oracle Corp. (a)	92,300	1,667,861
QUALCOMM Inc.	47,100	1,832,661
Western Union Company	158,000	1,986,060
		22,254,865
Materials - 1.62%
Newmont Mining Corporation	50,000	2,238,000
Telecommunication Services - 3.79%
AT&T, Inc.	133,000	3,351,600
Verizon Communications Inc.	62,400	1,884,480
		5,236,080
Utilities - 2.92%
Dominion Resources Inc.	46,300	1,434,837
Exelon Corp.	15,100	685,389
FPL Group, Inc.	37,600	1,907,448
		4,027,674
TOTAL COMMON STOCKS (Cost $148,405,946)		133,454,792
	Principal
	Amount
MORTGAGE–BACKED SECURITIES - 0.20%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$56,903	53,311
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (d)	147,384	147,076
Government National Mortgage Association
9.000%, 07/15/2016	2,242	2,418
6.500%, 07/15/2029	8,450	8,998
Mortgage IT Trust
4.250%, 02/25/2035 (d)	54,199	37,566
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $33,066) (c)	31,775	28,212
TOTAL MORTGAGE–BACKED SECURITIES (Cost $300,192)		277,581
	Shares
SHORT–TERM INVESTMENTS - 2.81%
Money Market Funds - 2.81%
Federated Prime Obligations Fund	3,868,558	3,868,558
TOTAL SHORT–TERM INVESTMENTS (Cost $3,868,558)		3,868,558
Total Investments (Cost $152,574,696) - 99.73% (e) (f)		137,600,931
Other Assets in Excess of Liabilities - 0.27%		376,680
TOTAL NET ASSETS - 100.00%		$137,977,611

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2009 these securities represented 0.02% of total net assets.
(d)	The coupon rate shown on variable rate securities represents the rates at March 31, 2009.
(e)	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$ 152,574,696
	Gross unrealized appreciation	20,824,961
	Gross unrealized depreciation	(35,798,726)
	Net unrealized depreciation	$ (14,973,765)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)	FAS 157 - Summary of Fair Value Exposure at March 31, 2009
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

Description	Investments in Securities
Level 1 - Quoted prices	$ 137,323,350
Level 2 - Other significant observable inputs	277,581
Level 3 - Significant unobservable inputs	—
Total	$ 137,600,931

Country Bond Fund
Schedule of Investments
March 31, 2009
(Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 0.24%
iShares High Yield Corporate Bond	3,000	$203,400
SPDR Barclays Capital High Yield Bond	5,000	147,200
TOTAL INVESTMENT COMPANIES (Cost $375,798)		350,600

	Principal
	Amount
ASSET–BACKED SECURITIES - 4.41%
AEP Texas Central Transportation
5.170%, 01/01/2020	$1,000,000	1,040,385
Capital Auto Receivables Asset Trust
5.210%, 03/17/2014	500,000	467,285
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	500,000	481,916
CIT Equipment Collateral
5.050%, 04/20/2014	800,000	790,154
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	200,000	180,320
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	633,257	492,363
5.363%, 03/25/2030	356,146	276,772
4.931%, 05/25/2032 (b)	243,272	165,598
FedEx Corp.
6.720%, 01/15/2022	280,164	270,297
Green Tree Financial Corporation
6.870%, 01/15/2029	51,076	39,645
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	500,000	484,880
John Deere Owner Trust
4.890%, 03/16/2015	400,000	374,612
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	415,336
Residential Asset Securities Corporation
4.767%, 10/25/2032	650,159	469,429
5.600%, 06/25/2034 (b)	1,000,000	386,928
TOTAL ASSET–BACKED SECURITIES (Cost $7,479,528)		6,335,920

CORPORATE BONDS - 33.03%
Abbott Laboratories
5.600%, 05/15/2011	400,000	428,896
6.150%, 11/30/2037	500,000	510,846
ABX Financing Co.
5.750%, 10/15/2016 (Acquired 01/22/2009, Cost 202,886) (a)	225,000	217,512
Alabama Power Co.
5.500%, 10/15/2017	250,000	255,353
Alcoa, Inc.
5.550%, 02/01/2017	400,000	264,650
American Express Credit Corp.
5.875%, 05/02/2013	150,000	131,697
American Express Travel
5.250%, 11/21/2011 (Acquired 07/21/2007, Cost $644,164) (a)	650,000	586,704
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004, Cost $299,361) (a)	300,000	299,361
6.700%, 10/01/2013 (Acquired 09/24/2008, Cost $499,520) (a)	500,000	489,319
American International Group, Inc.
5.850%, 01/16/2018	800,000	313,203
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	430,640
ANZ National International Ltd.
6.200%, 07/19/2013 (Acquired 07/19/2008, Cost $249,765) (a)	250,000	241,067
Apache Corp.
6.900%, 09/15/2018	600,000	654,312
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	400,267
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003, Cost $249,218) (a)	250,000	162,922
AT&T Inc.
5.625%, 06/15/2016	500,000	501,096
5.500%, 02/01/2018	500,000	483,478
Baker Hughes, Inc.
6.500%, 11/15/2013	250,000	274,105
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	632,992
Bank of America Corporation
5.300%, 03/15/2017	1,000,000	734,823
6.975%, 03/07/2037	250,000	183,000
The Bank of New York Mellon Corporation
4.500%, 04/01/2013	200,000	198,198
BHP Billiton Finance
5.125%, 03/29/2012 (d)	500,000	508,409
Burlington Northern Santa Fe
5.750%, 03/15/2018	500,000	493,460
5.720%, 01/15/2024	391,042	382,166
Burlington Resources, Inc.
6.875%, 02/15/2026	250,000	247,637
Canadian Pacific Railroad Company
5.750%, 05/15/2013 (d)	300,000	288,018
Caterpillar Financial Services Corp.
7.050%, 10/01/2018	250,000	233,849
Caterpillar Inc.
5.700%, 08/15/2016	500,000	486,529
Central Illinois Public Service Co.
7.610%, 06/01/2017	300,000	303,963
Cisco Systems Inc
5.250%, 02/22/2011	500,000	528,650
Citigroup, Inc.
5.250%, 02/27/2012	1,000,000	891,116
5.500%, 08/27/2012	250,000	222,829
5.850%, 09/15/2016	250,000	141,398
Clorox Company
5.950%, 10/15/2017	200,000	197,499
Coca Cola Enterprises, Inc.
7.375%, 03/03/2014	400,000	454,348
Comcast Corporation
6.500%, 01/15/2017	750,000	742,436
Commonwealth Edison Co.
5.950%, 08/15/2016	400,000	383,054
ConocoPhillips
6.650%, 07/15/2018	600,000	643,265
Credit Suisse New York
5.000%, 05/15/2013	400,000	386,512
CSX Transportation, Inc.
6.420%, 06/15/2010	250,000	248,977
6.500%, 04/15/2014	600,000	575,770
Devon Energy Corp.
6.300%, 01/15/2019	400,000	390,270
Duke Energy Carolinas LLC
5.750%, 11/15/2013	400,000	426,134
E. I. Du Pont De Nemours
5.250%, 12/15/2016	250,000	251,038
Eaton Corp.
8.875%, 06/15/2019	300,000	343,065
Ecolab, Inc.
4.875%, 02/15/2015	450,000	449,905
Florida Power Corporation
4.800%, 03/01/2013	300,000	306,658
General Electric Capital Corporation
5.625%, 05/01/2018	500,000	434,761
5.000%, 06/27/2018 (b)	356,000	317,274
General Electric Company
5.000%, 02/01/2013	300,000	300,034
General Mills, Inc.
5.700%, 02/15/2017	225,000	231,361
General Motors Corporation
8.375%, 07/15/2033	300,000	36,000
Georgia Power Company
5.700%, 06/01/2017	500,000	516,885
GlaxoSmithKline Cap Inc.
4.850%, 05/15/2013	500,000	520,199
Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	370,671
Halliburton Company
6.750%, 02/01/2027	100,000	95,604
Harley-Davidson Funding
5.250%, 12/15/2012 (Acquired 12/05/2007, Cost $199,772) (a)	200,000	143,339
Home Depot, Inc.
5.250%, 12/16/2013	500,000	487,174
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	412,156
HSBC Holdings
6.800%, 06/01/2038 (d)	500,000	425,166
IBM Corp.
7.625%, 10/15/2018	250,000	286,798
Ingersoll-Rand Co.
6.015%, 02/15/2028 (d)	500,000	500,429
John Deere Capital Corporation
4.950%, 12/17/2012	200,000	200,748
JP Morgan Chase & Co.
5.375%, 10/01/2012	750,000	751,443
7.900%, 04/30/2018	200,000	128,528
Kellogg Co.
5.125%, 12/03/2012	500,000	528,324
Keycorp
6.500%, 05/14/2013	200,000	195,167
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	538,244
Kraft Foods, Inc.
6.750%, 02/19/2014	350,000	378,396
6.125%, 02/01/2018	300,000	300,678
Lowe's Companies, Inc.
6.650%, 09/15/2037	500,000	491,826
Marshall & Ilsley Bank
2.900%, 08/18/2009	27,273	26,966
McKesson Corp.
7.500%, 02/15/2019	400,000	424,559
Merck & Co. Inc.
5.760%, 05/03/2037	200,000	211,526
Merrill Lynch Co. Inc.
6.050%, 08/15/2012	300,000	257,417
5.450%, 02/05/2013	500,000	409,880
Morgan Stanley
5.750%, 08/31/2012	200,000	193,367
5.450%, 01/09/2017	300,000	262,500
National City Corp.
4.900%, 01/15/2015	175,000	160,996
National Rural Utilities Collective Trust
10.375%, 11/01/2018	300,000	347,312
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008, Cost $998,282) (a)(d)	1,000,000	973,781
Northern States Power Co.
8.000%, 08/28/2012	500,000	560,095
Oracle Corp.
6.500%, 04/15/2038	300,000	299,213
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	498,670
Perforadora Centrale
5.240%, 12/15/2018 (d)	266,705	281,054
Pfizer, Inc.
5.350%, 03/15/2015	350,000	369,266
Pitney Bowes Inc.
5.250%, 01/15/2037	250,000	242,803
Regions Bank
7.500%, 05/15/2018	200,000	178,429
Rio Tinto Financial
5.875%, 07/15/2013 (d)	450,000	403,522
Rowan Companies, Inc.
5.880%, 03/15/2012	423,000	437,835
Shell International Finance
5.625%, 06/27/2011 (d)	500,000	535,880
Simon Property Group LP
5.750%, 12/01/2015	300,000	231,619
SLM Inc.
8.450%, 06/15/2018	200,000	108,026
Southern California Edison
5.750%, 03/15/2014	400,000	432,487
Staples, Inc.
9.750%, 01/15/2014	250,000	261,715
State Street Corporation
5.375%, 04/30/2017	400,000	364,307
Suncor Energy, Inc.
6.100%, 06/01/2018 (d)	500,000	426,423
SunTrust Banks, Inc.
6.000%, 09/11/2017	200,000	177,624
Target Corporation
5.875%, 07/15/2016	750,000	778,051
Time Warner Cable, Inc.
8.750%, 02/14/2019	200,000	212,365
Time Warner, Inc.
6.875%, 05/01/2012	500,000	508,900
Transocean, Inc.
5.250%, 03/15/2013 (d)	300,000	300,754
7.500%, 04/15/2031 (d)	160,000	146,092
U.S. Central Credit Union
2.700%, 09/30/2009	45,455	43,598
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004, Cost $212,801) (a)	213,803	231,504
Union Pacific Railroad Company
6.630%, 01/27/2022	350,741	357,959
5.866%, 07/02/2030	487,690	434,859
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	840,781
United Technologies Corp.
5.375%, 12/15/2017	600,000	614,270
University Of Notre Dame
4.141%, 09/01/2013	250,000	254,077
Verizon Communications Inc.
5.500%, 02/15/2018	400,000	380,930
Vessel Management Services Inc.
4.960%, 11/15/2027	304,000	315,768
Viacom, Inc.
5.750%, 04/30/2011 (Acquired 04/05/2006, Cost $496,980) (a)	500,000	487,079
Virginia Electric & Power Co.
4.500%, 12/15/2010	500,000	507,679
Wachovia Corp.
5.750%, 06/15/2017	500,000	446,202
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	1,074,000	1,121,862
6.200%, 04/15/2038	400,000	404,309
Walt Disney Company
4.700%, 12/01/2012	500,000	515,956
Well Fargo Capital X
5.950%, 12/01/2036	200,000	135,000
Wells Fargo Company
4.875%, 01/12/2011	800,000	790,700
5.625%, 12/11/2017	500,000	456,206
William Wrigley Junior Co.
4.650%, 07/15/2015	225,000	194,625
XTO Energy, Inc.
4.625%, 06/15/2013	400,000	387,293
TOTAL CORPORATE BONDS (Cost $48,265,543)		47,456,692

MORTGAGE–BACKED SECURITIES - 45.55%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007, Cost $500,000) (a)	500,000	432,500
Bank of America Commercial Mortgage Inc.
7.333%, 11/15/2031	782,916	786,295
Bank of America Mortgage Securities
5.250%, 10/25/2020	545,943	472,788
Chase Funding Mortgage Loan
4.515%, 02/25/2014	269,744	254,364
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	440,143	431,485
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	398,323	373,179
6.000%, 11/25/2036	400,000	320,795
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	494,343	485,013
5.500%, 05/25/2036	500,000	206,093
CS First Boston Mortgage Securities Corporation
4.980%, 02/25/2032	700,000	570,074
7.290%, 09/15/2041	157,604	158,520
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036	123,127	109,710
Deutsche Mortgage Securities, Inc.
5.075%, 06/26/2035 (Acquired 09/2/2005, Cost $205,884) (a) (b)	205,981	204,221
Federal Home Loan Mortgage Corp.
7.000%, 03/01/2012	48,153	49,997
4.500%, 05/01/2013	305,364	312,724
5.125%, 12/15/2013	223,466	228,112
5.500%, 10/01/2014	53,566	56,231
5.000%, 03/01/2015	180,757	186,554
6.500%, 03/01/2015	119,190	125,309
5.000%, 12/15/2017	750,000	794,275
5.000%, 11/15/2018	600,000	634,393
5.750%, 12/15/2018	319,758	327,178
5.000%, 10/01/2020	328,580	341,853
5.500%, 03/01/2022	2,021,950	2,112,137
5.000%, 03/01/2023	889,235	923,022
4.500%, 04/01/2023	488,754	501,622
4.500%, 11/15/2023	1,000,000	1,040,512
5.500%, 10/15/2025	500,000	537,617
7.150%, 09/25/2028 (b)	294,767	294,153
6.500%, 10/01/2029	162,614	173,136
5.000%, 10/15/2031	400,000	412,070
5.000%, 06/01/2034	306,308	316,900
5.306%, 02/01/2037 (b)	659,906	680,408
6.000%, 05/01/2037	1,729,648	1,810,270
6.000%, 08/01/2037	1,603,860	1,678,618
6.000%, 01/01/2038	1,624,688	1,700,417
Federal National Mortgage Association
5.000%, 03/01/2010	69,123	70,232
4.750%, 02/21/2013	300,000	329,812
5.000%, 03/01/2013	85,132	87,294
4.500%, 04/01/2013	100,018	102,348
5.000%, 04/01/2013	73,852	75,754
5.000%, 05/01/2013	138,893	142,519
5.500%, 06/01/2013	70,463	72,643
4.700%, 06/25/2013	157,341	161,824
3.500%, 09/01/2013	297,045	299,639
4.500%, 09/01/2013	129,877	133,072
5.500%, 10/01/2013	161,136	166,541
5.000%, 02/01/2014	432,427	444,939
4.000%, 05/01/2015	633,701	645,545
6.000%, 06/25/2016	297,945	303,857
4.500%, 06/25/2018	1,250,000	1,310,510
4.500%, 01/01/2019	625,199	648,305
6.500%, 05/01/2019	72,759	76,237
4.488%, 01/01/2020 (b)	177,947	180,100
4.500%, 04/01/2020	557,010	575,508
5.500%, 04/25/2023	500,000	534,105
5.000%, 05/01/2023	2,513,541	2,609,831
5.500%, 09/01/2025	406,922	423,683
5.500%, 02/01/2033	227,256	236,932
5.500%, 07/01/2033	756,326	788,293
5.290%, 11/25/2033	1,000,000	1,022,813
4.124%, 05/01/2034 (b)	153,244	155,952
5.500%, 07/01/2035	974,651	1,013,713
5.500%, 12/01/2035	388,015	403,566
5.000%, 06/01/2038	1,825,898	1,886,136
5.000%, 07/01/2038	1,982,432	2,047,833
5.500%, 07/01/2038	1,829,713	1,900,941
6.000%, 12/01/2038	2,991,784	3,128,262
6.500%, 02/25/2044	252,901	260,962
6.500%, 05/25/2044	295,157	306,410
First Nationwide Trust
6.750%, 10/21/2031	10,635	10,569
GE Capital Commercial Mortgage Corporation
6.531%, 05/15/2033	500,000	497,908
4.706%, 05/10/2043	927,354	881,212
Government National Mortgage Association
4.500%, 05/20/2014	209,957	215,048
4.140%, 03/16/2018	98,967	98,914
4.116%, 03/16/2019	458,856	461,198
4.031%, 01/16/2021	967,009	974,825
6.500%, 04/15/2026	87,788	93,185
8.000%, 07/15/2026	42,527	46,179
4.130%, 02/16/2027	445,461	449,239
3.727%, 03/16/2027	812,522	818,352
6.500%, 07/15/2029	47,914	51,018
7.500%, 11/15/2029	63,057	68,021
6.000%, 06/15/2031	485,276	510,882
6.000%, 02/15/2032	73,760	77,629
5.000%, 01/15/2033	1,034,401	1,077,286
3.998%, 10/16/2033	1,230,961	1,242,572
4.920%, 05/16/2034	600,000	625,455
6.000%, 10/15/2036	660,359	691,323
5.000%, 01/15/2038	2,462,092	2,558,011
5.500%, 01/15/2038	2,571,555	2,679,921
6.000%, 01/15/2038	1,453,338	1,520,486
Heller Financial Commercial Mortgage
7.750%, 01/15/2034	274,001	275,958
JP Morgan Commercial Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	281,302
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	55,716	55,913
4.799%, 12/15/2029	1,000,000	760,052
Master Adjustable Rate Mortgages Trust
4.374%, 04/21/2034 (b)	226,684	184,258
Master Alternative Loan Trust
5.000%, 06/25/2015	198,993	156,583
Mortgage IT Trust
4.250%, 02/25/2035 (b)	487,795	338,095
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004, Cost $89,630) (a)	82,514	75,965
6.500%, 10/25/2034 (Acquired 08/18/2004, Cost $314,131) (a)	301,864	268,015
Residential Asset Securitization Trust
4.750%, 02/25/2019	306,203	248,693
Small Business Administration Combination Trust
5.314%, 11/15/2036 (Acquired 10/30/2006, Cost $999,961) (a)	1,000,000	915,000
Small Business Administration Participation Certificates
3.530%, 05/01/2013	196,640	198,894
5.080%, 11/01/2022	331,072	350,920
4.640%, 05/01/2023	424,989	444,078
5.570%, 03/01/2026	314,932	343,832
Structured Asset Securities Corporation
6.290%, 11/25/2032 (b)	92,255	44,074
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	189,322
Wachovia Bank Commercial Mortgage Trust
5.232%, 07/15/2041 (b)	250,000	208,344
5.509%, 04/15/2047	500,000	313,709
Washington Mutual
4.545%, 01/25/2033 (b)	49,794	41,072
4.826%, 10/25/2035 (b)	283,674	153,869
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018	371,646	373,095
4.448%, 10/25/2033 (b)	622,610	502,328
5.592%, 07/25/2036 (b)	938,075	487,054
TOTAL MORTGAGE–BACKED SECURITIES (Cost $65,455,791)		65,448,314

MUNICIPAL BONDS - 4.51%
Georgia State Unlimited General Obligations
5.000%, 07/01/2019	1,000,000	1,102,080
Illinois State Unlimited General Obligation
5.375%, 04/01/2016	1,000,000	1,146,230
Kentucky State Property & Buildings Community Revenue Bond
5.100%, 10/01/2015	500,000	475,940
Maryland State Unlimited General Obligation
5.000%, 08/01/2018	615,000	664,403
Massachusetts State Unlimited General Obligation
5.000%, 09/01/2032	400,000	400,580
Minnesota Highway & Variable Purpose
5.000%, 08/01/2020	1,000,000	1,113,450
New York State Urban Development
6.500%, 12/15/2018	300,000	335,712
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026	1,000,000	871,000
South Carolina University
3.000%, 11/01/2019	400,000	380,212
TOTAL MUNICIPAL BONDS (Cost $6,312,695)		6,489,607

U.S. GOVERNMENT AGENCY ISSUES - 1.30% (c)
Federal Home Loan Bank
4.840%, 01/25/2012	487,001	504,397
4.720%, 09/20/2012	345,813	361,272
4.250%, 06/26/2018 (b)	200,000	201,036
New Valley Generation IV
4.687%, 01/15/2022	287,297	295,089
Overseas Private Investment Company
3.420%, 01/15/2015	212,625	223,971
5.685%, 05/15/2012	250,000	276,980
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,760,723)		1,862,745

U.S. TREASURY OBLIGATIONS - 4.64%
U.S. Treasury Bonds - 3.06%
1.750%, 01/15/2028	1,486,594	1,423,413
5.375%, 02/15/2031	1,000,000	1,260,781
4.500%, 02/15/2036	1,000,000	1,152,188
4.375%, 02/15/2038	500,000	567,969
		4,404,351
U.S. Treasury Inflation Index Notes - 1.58%
3.000%, 07/15/2012	1,409,184	1,499,459
1.875%, 07/15/2013	344,883	353,505
2.000%, 01/15/2014	399,949	412,072
		2,265,036
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,981,199)		6,669,387

SHORT–TERM INVESTMENTS - 5.54%
Commercial Paper - 0.35%
American Express Credit Corp.	500,000	499,533

	Shares
Money Market Funds - 5.19%
Federated Prime Obligations Fund	5,136,798	5,136,798
Virtus Insight Money Market Fund	2,318,632	2,318,632
		7,455,430
TOTAL SHORT–TERM INVESTMENTS (Cost $7,954,963)		7,954,963

Total Investments (Cost $143,586,240) - 99.22% (e)(f)		142,568,228
Other Assets in Excess of Liabilities - 0.78%		1,125,566
TOTAL NET ASSETS - 100.00%		$143,693,794

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
As of March 31, 2009 these securities represented 3.99% of total net assets.
(b)	The coupon rate shown on variable rate securities represents the rates at March 31, 2009.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.
(e)	The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Cost of investments	$ 143,612,011
	Gross unrealized appreciation	5,118,957
	Gross unrealized depreciation	(6,162,740)
	Net unrealized depreciation	$ (1,043,783)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

(f)	FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2009:

	Description	Investments in Securities
	Level 1 - Quoted prices	$ 15,006,265
	Level 2 - Other significant observable inputs	127,561,963
	Level 3 - Significant unobservable inputs	—
	Total	$ 142,568,228

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)     /s/ Philip T. Nelson
 Philip T. Nelson, President

Date       5/26/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Philip T. Nelson
  Philip T. Nelson, President

Date       5/26/2009

By (Signature and Title)*    /s/ Alan K. Dodds
  Alan K. Dodds, Treasurer

Date       5/22/2009

* Print the name and title of each signing officer under his or her signature.